Equity	12 Months Ended
Jun. 30, 2018
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Equity

17. Equity

Accounting policies

Own shares represent shares and share options of Diageo plc that are held in treasury or by employee share trusts for the purpose of fulfilling obligations in respect of various employee share plans or were acquired as part of a share buyback programme. Own shares are treated as a deduction from equity until the shares are cancelled, reissued or disposed of and when vest are transferred from own shares to retained earnings at their weighted average cost.

Share based payments include share awards and options granted to directors and employees. The fair value of equity settled share options and share grants is initially measured at grant date based on the binomial or Monte Carlo models and is charged to the income statement over the vesting period. For equity settled shares the credit is included in retained earnings. Cancellations of share options are treated as an acceleration of the vesting period and any outstanding charge is recognised in operating profit immediately. Any surplus or deficit arising on the sale of the Diageo plc shares held by the group is included as a movement in equity.

Dividends are included in the financial statements in the year in which they are approved.

(a) Allotted and fully paid share capital – ordinary shares of 28 101/108 pence each

	Number of shares million	Nominal value £ million
At 30 June 2018	2,695	780
At 30 June 2017 and 30 June 2016	2,754	797

(b) Hedging and exchange reserve

	Hedging reserve £ million	Exchange reserve £ million	Total £ million
At 30 June 2015	21	(1,173)	(1,152)
Other comprehensive income	(111)	742	631

At 30 June 2016	(90)	(431)	(521)
Other comprehensive income	69	(1)	68

At 30 June 2017	(21)	(432)	(453)
Other comprehensive income	(44)	(530)	(574)
Adoption of IFRS 9 by associate	(3)	—	(3)

At 30 June 2018	(68)	(962)	(1,030)

(c) Own shares

Movements in own shares

	Number of shares million	Purchase consideration £ million
At 30 June 2015	248	2,228
Share trust arrangements	(1)	(6)
Shares purchased employee share plans	2	42
Shares used to satisfy options	(5)	(75)

At 30 June 2016	244	2,189
Share trust arrangements	(3)	(32)
Shares purchased employee share plans	5	101
Shares used to satisfy options	(5)	(82)

At 30 June 2017	241	2,176
Share trust arrangements	(1)	(9)
Shares purchased employee share plans	2	66
Shares used to satisfy options	(4)	(89)
Shares purchased – share buyback programme	59	1,507
Shares cancelled	(59)	(1,507)

At 30 June 2018	238	2,144

Share trust arrangements

At 30 June 2018 the employee share trusts owned 4 million of ordinary shares in Diageo plc at a cost of £72 million and market value of £106 million (2017 – 5 million shares at a cost of £81 million, market value £107 million; 2016 – 7 million shares at a cost of £113 million, market value £155 million). Dividends receivable by the employee share trusts on the shares are waived and the trustee abstains from voting.

Purchase of own shares

Authorisation was given by shareholders on 20 September 2017 to purchase a maximum of 251,773,000 shares at a minimum price of 28 101/108 pence and a maximum price of the higher of (a) 105% of the average of the middle market quotations for an ordinary share for the five preceding business days and (b) the higher of the price of the last independent trade and the highest current independent bid on the London Stock Exchange at the time the purchase is carried out. The programme expires at the conclusion of the next Annual General Meeting or on 19 December 2018, if earlier.

During the year ended 30 June 2018, as part of the employee share schemes, the company purchased 2.5 million ordinary shares, nominal value of £1 million (2017 – 5 million ordinary shares, nominal value of £1 million; 2016 – 2 million ordinary shares, nominal value of £1 million), representing approximately 0.1% (2017 – 0.2%; 2016 – 0.1%) of the issued ordinary share capital (excluding treasury shares).

Shares were either directly granted to employees as part of employee share schemes or held as treasury shares and used to hedge share scheme grants to employees during the course of the year. The consideration paid for purchase of own shares was £66 million (excluding expenses) in the year ended 30 June 2018.

In addition, in the year ended 30 June 2018 the group purchased 58.9 million ordinary shares (representing approximately 2.1% of the issued ordinary share capital) at an average price of £25.43 per share, and an aggregate cost of £1,507 million, including £9 million of transaction costs, under a share buyback programme. The shares purchased under the share buyback programme were cancelled.

The monthly breakdown of all shares purchased and the average price paid per share (excluding expenses) for the year ended 30 June 2018 were as follows:

Calendar month	Number of shares purchased under share buyback programme	Total number of shares purchased	Average price paid pence	Authorised purchases unutilised at month end
September 2017	5,379,511	7,918,187	2521	243,854,813
October 2017	8,287,168	8,287,168	2535	235,567,645
November 2017	8,168,860	8,168,860	2587	227,398,785
December 2017	6,903,910	6,903,910	2638	220,494,875
January 2018	8,822,763	8,822,763	2628	211,672,112
February 2018	20,146,596	20,146,596	2474	191,525,516
March 2018	1,234,920	1,234,920	2491	190,290,596

Total	58,943,728	61,482,404	2544	190,290,596

(d) Dividends

	2018 £ million	2017 £ million	2016 £ million
Amounts recognised as distributions to equity shareholders in the year
Final dividend for the year ended 30 June 2017
38.5 pence per share (2016 – 36.6 pence; 2015 – 34.9 pence)	968	920	876
Interim dividend for the year ended 30 June 2018
24.9 pence per share (2017 – 23.7 pence; 2016 – 22.6 pence)	613	595	567

	1,581	1,515	1,443

The proposed final dividend of £1,004 million (40.4 pence per share) for the year ended 30 June 2018 was approved by the Board of Directors on 25 July 2018. As this was after the balance sheet date and the dividend is subject to approval by shareholders at the Annual General Meeting, this dividend has not been included as a liability in these consolidated financial statements. There are no corporate tax consequences arising from this treatment.

Dividends are waived on all treasury shares owned by the company and all shares owned by the employee share trusts.

(e) Non-controlling interests

Diageo consolidates USL, a company incorporated in India, with a 43.91% non-controlling interest and has a 50% controlling interest in Ketel One Worldwide B.V. (Ketel One), a company incorporated in the Netherlands. All other consolidated subsidiaries are fully owned or the non-controlling interests are not material.

Summarised financial information for USL, Ketel One and others, after fair value adjustments on acquisition, and the amounts attributable to non-controlling interests are as follows:

	2018			2017	2016
	USL £ million	Ketel One and others £ million	Total £ million	Total £ million	Total £ million
Income statement				1
Sales	3,075	1,851	4,926	4,844	4,023
Net sales	981	1,450	2,431	2,412	2,138
Profit for the year	47	197	244	229	251
Other comprehensive (loss)/income(i)	(130)	(33)	(163)	116	399

Total comprehensive (loss)/income	(83)	164	81	345	650

Attributable to non-controlling interests	(36)	89	53	148	290

Balance sheet
Non-current assets(ii)	2,223	2,750	4,973	4,975	4,825
Current assets	653	731	1,384	1,222	1,188
Non-current liabilities	(509)	(916)	(1,425)	(1,327)	(1,339)
Current liabilities	(572)	(611)	(1,183)	(1,199)	(1,193)
Net assets	1,795	1,954	3,749	3,671	3,481

Attributable to non-controlling interests	788	977	1,765	1,715	1,650

Cash flow
Net cash inflow from operating activities	83	251	334	355	245
Net cash (outflow)/inflow from investing activities	(8)	(128)	(136)	(86)	17
Net cash outflow from financing activities	(70)	(94)	(164)	(172)	(212)

Net increase in cash and cash equivalents	5	29	34	97	50
Exchange differences	(1)	(1)	(2)	(3)	(1)
Dividends payable to non-controlling interests	—	(101)	(101)	(83)	(101)

(i)	Other comprehensive income is principally in respect of exchange on translating the subsidiaries to sterling.
(ii)

Ketel One includes the global distribution rights to distribute Ketel One vodka products throughout the world. The carrying value of the distribution rights at 30 June 2018 was £1,363 million (2017 – £1,385 million; 2016 – £1,354 million).

(1) In the year ended 30 June 2018 a rights issue was completed by Guinness Nigeria (GN) where Diageo’s controlling equity share in GN increased from 54.32% to 58.02%. The transaction resulted in a credit of £31 million to non-controlling interests and a charge of £5 million to retained earnings.

(2) In the year ended 30 June 2018 an agreement was concluded with the minority shareholders of Serengeti Breweries Limited (SBL), a subsidiary of EABL, where an intercompany liability was forgiven and the non-controlling interest in SBL was reduced from 68.53% to 60.76%. The transaction resulted in a net charge to retained earnings of £72 million.

(f) Employee share compensation

The group uses a number of share award and option plans to grant to its directors and employees.

The annual fair value charge in respect of the equity settled plans for the three years ended 30 June 2018 is as follows:

	2018 £ million	2017 £ million	2016 £ million
Executive share award plans	33	28	24
Executive share option plans	3	3	3
Savings plans	3	3	2

	39	34	29

Executive share awards are made under the Diageo 2014 Long Term Incentive Plan (DLTIP) from September 2014 onwards. Prior to that, awards were made under the Diageo plc 2009 Executive Long Term Incentive Plan (DELTIP), the 2008 Performance Share Plan (PSP), the 2008 Senior Executive Share Option Plan (SESOP) or the 2009 Discretionary Incentive Plan (DIP). Prior to the introduction of the DLTIP, employees in associated companies were granted awards under the Diageo plc 2011 Associated Companies Share Incentive Plan (DACSIP). There was a single grant in September 2016 under the Diageo Performance Incentive plan. Under all of these plans, conditional awards can be delivered in the form of restricted shares or share options at the market value at the time of grant.

Share awards normally vest and are released on the third anniversary of the grant date. Participants do not make a payment to receive the award at grant. Executive Directors are required to hold any vested shares awarded from 2014 for a further two-year period. Share options may normally be exercised between three and ten years after the grant date. Executives in North America and Latin America and Caribbean are granted awards over the company’s ADSs (one ADS is equivalent to four ordinary shares).

Performance shares under the DLTIP (previously PSP) are subject to the achievement of three equally weighted performance tests: 1) compound annual growth in profit before exceptional items over three years; 2) compound annual growth in organic net sales over three years; 3) cumulative free cash flow over a three-year period, measured at constant exchange rates. Shares awarded under the Diageo Performance Incentive plan (DPI) in September 2016 are subject to the achievement of two equally weighted performance tests over the three-year performance period. These were: 1) compound annual growth in organic net sales over three years; and 2) productivity savings over three years, with an assessment of line manager performance as an underpin. Performance share options under the DLTIP (previously SESOP) are subject to the achievement of two equally weighted performance tests: 1) a comparison of Diageo’s three-year TSR with a peer group; 2) compound annual growth in profit before exceptional items over three years. Performance measures and targets are set annually by the Remuneration Committee. The vesting range is 20% or 25% (for Executive Directors and for other participants respectively) for achieving minimum performance targets, up to 100% for achieving the maximum target level. Retesting of the performance condition is not permitted.

For performance shares under the DLTIP (previously PSP) dividends are accrued on awards and are given to participants to the extent that the awards actually vest at the end of the performance period. Dividends are normally paid out in the form of shares.

For the three years ended 30 June 2018, the calculation of the fair value of each share award used the Monte Carlo pricing model and the following assumptions:

	2018	2017	2016
Risk free interest rate	0.3%	0.1%	1.0%
Expected life of the awards	37 months	36 months	37 months
Dividend yield	2.6%	3.0%	3.2%
Weighted average share price	2573 p	2130 p	1737 p
Weighted average fair value of awards granted in the year	1761 p	1427 p	1058 p
Number of awards granted in the year	2.3 million	3.6 million	3.1 million
Fair value of all awards granted in the year	£41 million	£51 million	£33 million

Transactions on schemes

Transactions on the executive share award plans for the three years ended 30 June 2018 were as follows:

	2018 Number of awards million	2017 Number of awards million	2016 Number of awards million
Balance outstanding at 1 July	7.9	7.2	7.6
Granted	2.3	3.6	3.1
Exercised/awarded	(0.7)	(1.3)	(1.6)
Forfeited/expired	(1.7)	(1.6)	(1.9)

Balance outstanding at 30 June	7.8	7.9	7.2

At 30 June 2018, 4.4 million executive share options were exercisable at a weighted average exercise price of 1621 pence.

Other financial information

Introduction

This section includes additional financial information that are either required by the relevant accounting standards or management considers these to be material information for shareholders.